Leases - Additional Information (Detail) $ in Millions	12 Months Ended
Jun. 30, 2020 USD ($)
Disclosure of leases [Line Items]
Commitments for leases not yet commenced	$ 1,458
Short-term leases commitments	$ 103
Bottom of range [member] | Machinery [member]
Disclosure of leases [Line Items]
Lease term	10 years
Bottom of range [member] | Buildings [member]
Disclosure of leases [Line Items]
Lease term	10 years
Bottom of range [member] | Ships [member]
Disclosure of leases [Line Items]
Lease term	4 years
Top of range [member] | Ships [member]
Disclosure of leases [Line Items]
Lease term	10 years